UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   	Gryphon International Investment Corporation
Address:  	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada   Jan. 17, 2008
	[Signature]	[City, State]		    [Date]

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  43 Data Records

Form 13F Information Table Value Total:   $260,008
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Bunge Limited
Common
013317810
$14,563
125,104
SH

SOLE
NONE
125,104
0
0
Bunge Limited
Common
013317810
$4,873
 41,860
SH

DEFINED

0
 41,860
0
Thermo Fisher Scientific
Common
009729917
$13,189
228,660
SH

SOLE
NONE
228,660
0
0
Thermo Fisher Scientific
Common
009729917
$3,487
 60,460
SH

DEFINED

0
 60,460
0
The TJX Companies Inc.
Common
009961968
$8,875
308,910
SH

SOLE
NONE
308,910
0
0
The TJX Companies Inc.
Common
009961968
$2,634
 91,665
SH

DEFINED

0
 91,665
0
The J.M. Smucker Company
Common
014882707
$7,426
144,366
SH

SOLE
NONE
144,366
0
0
The J.M. Smucker Company
Common
014882707
$2,195
 42,680
SH

DEFINED

0
 42,680
0
Praxair Inc.
Common
009967419
$14,635
164,978
SH

SOLE
NONE
164,978
0
0
Praxair Inc.
Common
009967419
$4,513
 50,872
SH

DEFINED

0
 50,872
0
Fiserv Inc.
Common
010808065
$9,310
167,775
SH

SOLE
NONE
167,775
0
0
Fiserv Inc.
Common
010808065
$2,739
 49,355
SH

DEFINED

0
 49,355
0
FedEx Corp.
Common
010731569
$7,661
85,910
SH

SOLE
NONE
85,910
0
0
FedEx Corp.
Common
010731569
$2,576
 28,887
SH

DEFINED

0
 28,887
0
Dean Foods Company
Common
014110887
$5,773
223,229
SH

SOLE
NONE
223,229
0
0
Dean Foods Company
Common
014110887
$1,766
 68,284
SH

DEFINED

0
 68,284
0
Clarcor Inc.
Common
019217981
$10,890
286,808
SH

SOLE
NONE
286,808
0
0
Clarcor Inc.
Common
019217981
$3,479
 91,620
SH

DEFINED

0
 91,620
0
BJ Services Company
Common
010325641
$4,734
195,120
SH

SOLE
NONE
195,120
0
0
BJ Services Company
Common
010325641
$1,907
 78,600
SH

DEFINED

0
 78,600
0
Apache Corporation
Common
009735828
$9,939
92,420
SH

SOLE
NONE
92,420
0
0
Apache Corporation
Common
009735828
$3,031
 28,187
SH

DEFINED

0
 28,187
0
American Express Company
Common
009988572
$7,869
151,260
SH

SOLE
NONE
151,260
0
0
American Express Company
Common
009988572
$2,553
 49,075
SH

DEFINED

0
 49,075
0
Allstate Corp.
Common
009724478
$463
8,865
SH

SOLE
NONE
8,865
0
0
Allstate Corp.
Common
009724478
$268
 5,140
SH

DEFINED

0
5,140
0
Aflac Incorporated
Common
009735852
$10,528
168,095
SH

SOLE
NONE
168,095
0
0
Aflac Incorporated
Common
009735852
$3,214
 51,315
SH

DEFINED

0
 51,315
0
Dover Corporation
Common
009974121
$7,934
172,150
SH

SOLE
NONE
172,150
0
0
Dover Corporation
Common
009974121
$2,512
 54,505
SH

DEFINED

0
 54,505
0
Danaher Corporation
Common
009962131
$12,218
139,250
SH

SOLE
NONE
139,250
0
0
Danaher Corporation
Common
009962131
$3,550
 40,460
SH

DEFINED

0
 40,460
0
Honeywell International
Common
010534801
$12,599
204,635
SH

SOLE
NONE
204,635
0
0
Honeywell International
Common
010534801
$3,695
 60,010
SH

DEFINED

0
 60,010
0
PerkinElmer Inc.
Common
010702658
$7,000
269,040
SH

SOLE
NONE
269,040
0
0
PerkinElmer Inc.
Common
010702658
$1,838
 70,625
SH

DEFINED

0
 70,625
0
Watts Water Technologies
Common
017237608
$5,894
197,800
SH

SOLE
NONE
197,800
0
0
Watts Water Technologies
Common
017237608
$1,958
 65,715
SH

DEFINED

0
 65,715
0
MEMC Electronic Materials
Common
009708073
$16,780
189,630
SH

SOLE
NONE
189,630
0
0
MEMC Electronic Materials
Common
009708073
$4,697
53,080
SH

DEFINED

0
53,080
0
Respironics Inc.
Common
010170575
$10,887
166,265
SH

SOLE
NONE
166,265
0
0
Respironics Inc.
Common
010170575
$3,304
50,465
SH

DEFINED

0
50,465
0
Wabtec Corp.
Common
011540104
$52
1,500
SH

DEFINED

0
1,500
0












S REPORT SUMMARY
43 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED